Basis of preparation and presentation of the financial statements (Schedule of Relevant Exchange Rates Used) (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Apr. 09, 2019
Disclosure of subsidiaries [line items]
Current exchange rate as of (Mexican pesos per one U.S. dollar)		19.66	19.74
Average exchange rate for the year ended December 31 (Mexican pesos per one U.S. dollar)	[1]	19.23	18.94
Non-adjusting events after reporting period [member]
Disclosure of subsidiaries [line items]
Current exchange rate as of (Mexican pesos per one U.S. dollar)				18.97

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.